Fair Value of Financial Instruments - Non-Recurring Measurements (Table) (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents		$ 49,292	$ 54,805
Restricted cash		7,366	6,840
Ship mortgage notes and premium		571,597	589,185
Other long-term debt		441,233	546,614
Due from related parties, long-term		80,646	16,474
Level I
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents		49,292	54,805
Restricted cash		7,366	6,840
Ship mortgage notes and premium		571,597	589,185
Level II
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Other long-term debt	[1]	441,233	546,614
Due from related parties, long-term	[2]	$ 80,646	$ 16,474

[1]	The fair value of the Company's other long-term debt and due to related parties, long-term is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company's creditworthiness.
[2]	The fair value of the Company's other long-term debt and due to related parties, long-term is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty's creditworthiness.